Organization and Nature of Operations (Details)				1 Months Ended
	Aug. 12, 2020	Apr. 12, 2020	Jan. 14, 2020	Jun. 17, 2019 $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 shares	Jun. 14, 2019 $ / shares shares
Organization and Nature of Operations (Details) [Line Items]
Ordinary shares authorized					500,000,000	500,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares					$ 0.0001
Paid in capital | ¥						¥ 5,000,000
Reorganization equity, percentage			10.00%
Reorganization, description	Wenjie acquired 90% equity of Leiya from Shengling Xiang, and 10% from Hecang Limited. As a result, Leiya’s equity interest is 100% held by Wenjie as of April 21, 2020.	Chuanlong Lin transferred 100% equity of New Focus to Leiya. Therefore, Leiya holds 100% of equity interest of New Focus as of August 12, 2020.
Class A Ordinary Shares [Member]
Organization and Nature of Operations (Details) [Line Items]
Ordinary shares authorized					450,000,000	450,000,000	450,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares					$ 0.0001
Ordinary shares issued					11,000,000	11,000,000	8,000,000
Common shares outstanding					11,000,000	11,000,000	8,000,000
Class B Ordinary Shares [Member]
Organization and Nature of Operations (Details) [Line Items]
Ordinary shares authorized					50,000,000	50,000,000	50,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares					$ 0.0001
Ordinary shares issued					1,000,000	1,000,000	1,000,000
Common shares outstanding					1,000,000	1,000,000	1,000,000
Erayak International Limited [Member] | Class A Ordinary Shares [Member]
Organization and Nature of Operations (Details) [Line Items]
Ordinary shares owned								6,000,000
Erayak International Limited [Member] | Class B Ordinary Shares [Member]
Organization and Nature of Operations (Details) [Line Items]
Ordinary shares owned								1,000,000
CEC Science and Innovation Co., Ltd. [Member]
Organization and Nature of Operations (Details) [Line Items]
Ordinary shares owned								1,400,000
Grand Merchant Incorporation Limited. [Member]
Organization and Nature of Operations (Details) [Line Items]
Ordinary shares owned								600,000
Erayak BVI [Member]
Organization and Nature of Operations (Details) [Line Items]
Ordinary shares authorized				50,000
Ordinary shares, par value (in Dollars per share) | $ / shares				$ 1
Ordinary shares issued				100
Common shares outstanding				100
Percentage of owned shares				100.00%
Erayak HK [Member]
Organization and Nature of Operations (Details) [Line Items]
Paid in capital | $					$ 0
Wenjie [Member]
Organization and Nature of Operations (Details) [Line Items]
Paid in capital | $					0
Registered capital (in Yuan Renminbi) | ¥						¥ 5,000,000
Meijia [Member]
Organization and Nature of Operations (Details) [Line Items]
Paid in capital | $					$ 0
Registered capital (in Yuan Renminbi) | ¥						100,000
Leiya [Member]
Organization and Nature of Operations (Details) [Line Items]
Paid in capital | ¥						6,900,000
Registered capital (in Yuan Renminbi) | ¥						50,000,000
New Focus [Member]
Organization and Nature of Operations (Details) [Line Items]
Registered capital (in Yuan Renminbi) | ¥						¥ 30,000,000
Erayak Group [Member]
Organization and Nature of Operations (Details) [Line Items]
Ordinary shares authorized								500,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares								$ 0.0001
Erayak Group [Member] | Class A Ordinary Shares [Member]
Organization and Nature of Operations (Details) [Line Items]
Ordinary shares authorized								450,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares								$ 0.0001
Ordinary shares issued								11,000,000
Common shares outstanding								1,400,000
Erayak Group [Member] | Class B Ordinary Shares [Member]
Organization and Nature of Operations (Details) [Line Items]
Ordinary shares authorized								50,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares								$ 0.0001
Ordinary shares issued								1,000,000
Common shares outstanding								1,000,000